Leases (Details 1) - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Maturities of operating lease liabilities
2023	$ 99,850
2024	99,850
2025	99,850
2026	99,850
2027	99,850
Thereafter	331,924
Total future minimum lease payments	831,174
Less: Imputed interest	(267,475)
Total	$ 563,699	$ 761,325